GOODWILL GOODWILL (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [Table Text Block]
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Balance at beginning of the year	$667	$691
Foreign currency translation and other	(168)	(24)
Ending Balance	$499	$667